13. COMMITMENTS: Schedule of lease commitment (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of lease commitment	The Company has entered into an operating lease agreement for office premises. The current commitment under the lease is as follows:
Amount

Year ending January 31, 2020	$ 78,558

Total	$ 78,558